Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 84.2%
Argentina 1.2%
MercadoLibre, Inc.* (Cost $4,363,547)	3,402	6,053,893
Brazil 5.6%
B3 SA - Brasil Bolsa Balcao	230,281	2,516,870
Banco Bradesco SA (ADR)	1,082,992	4,916,785
CCR SA	261,962	580,286
Cia Siderurgica Nacional SA	736,904	4,094,360
Gerdau SA (ADR)	1,109,704	4,705,145
Itau Unibanco Holding SA (ADR) (Preferred)	967,984	5,052,877
Lojas Americanas SA (Preferred)	626,580	2,758,766
Multiplan Empreendimentos Imobiliarios SA	1,848	7,160
Vale SA (ADR)	296,918	4,795,226
(Cost $23,820,984)		29,427,475
Chile 1.2%
Antofagasta PLC (Cost $4,380,065)	328,230	6,408,260
China 33.0%
21Vianet Group, Inc. (ADR)*	94,166	3,552,883
Alibaba Group Holding Ltd. (ADR)*	98,204	24,927,121
Anhui Conch Cement Co., Ltd. "H"	552,500	3,262,750
Baidu, Inc. (ADR)*	17,904	4,207,798
BYD Co., Ltd. "H"	319,500	9,714,815
China Construction Bank Corp. "H"	10,831,577	8,181,694
Huatai Securities Co., Ltd. 144A	924,200	1,473,151
Industrial & Commercial Bank of China Ltd. "H"	12,432,095	7,911,589
JD Health International, Inc. 144A*	104,900	2,067,604
JD.com, Inc. (ADR)*	159,175	14,117,231
Kuaishou Technology*	12,912	193,639
KWG Group Holdings Ltd.	2,069,000	2,746,902
Meituan "B"*	442,900	20,261,154
NetEase, Inc. (ADR)	26,786	3,080,122
New Oriental Education & Technology Group, Inc. (ADR)*	33,801	5,661,668
Pinduoduo, Inc. (ADR)*	44,535	7,379,895
Ping An Insurance Group Co. of China Ltd. "H"	405,532	4,763,960
TAL Education Group (ADR)*	58,188	4,473,493
Tencent Holdings Ltd.	495,200	43,602,657
Topsports International Holdings Ltd. 144A	1,320,000	2,143,640
(Cost $99,914,838)		173,723,766
Colombia 0.3%
Bancolombia SA (ADR) (Cost $2,198,435)	43,000	1,513,170
Hong Kong 2.1%
AIA Group Ltd.	258,400	3,119,188
Hong Kong Exchanges & Clearing Ltd.	87,300	5,584,654

Shimao Group Holdings Ltd.	579,000	1,675,629
SJM Holdings Ltd.	670,000	718,093
(Cost $9,213,889)		11,097,564
India 8.8%
HDFC Bank Ltd. (ADR)*	147,192	10,612,543
ICICI Bank Ltd. (ADR)*	422,378	6,377,908
ICICI Bank Ltd.*	240,257	1,778,578
Infosys Ltd. (ADR)	557,759	9,414,972
ITC Ltd.	770,000	2,146,825
Larsen & Toubro Ltd.	32,190	590,906
Maruti Suzuki India Ltd.	10,439	1,032,116
Reliance Industries Ltd. 144A, (GDR)	100,983	5,119,838
Tata Consultancy Services Ltd.	206,744	8,850,451
UltraTech Cement Ltd.	8,316	606,611
(Cost $32,764,824)		46,530,748
Indonesia 1.7%
Bank Rakyat Indonesia Persero Tbk PT	8,276,600	2,466,121
PT Bank Central Asia Tbk	1,002,000	2,417,821
PT Telekomunikasi Indonesia Persero Tbk	17,422,200	3,828,702
(Cost $8,890,220)		8,712,644
Korea 15.1%
Hyundai Motor Co.	28,454	5,804,045
KB Financial Group, Inc.*	27,810	1,000,545
LG Chem Ltd.	11,892	9,723,443
LG Household & Health Care Ltd.	2,852	3,965,897
Naver Corp.	11,733	3,577,394
POSCO	23,358	5,102,919
Samsung Electro-Mechanics Co., Ltd.	18,803	3,425,689
Samsung Electronics Co., Ltd.	535,113	39,087,812
Samsung Fire & Marine Insurance Co., Ltd.	12,812	1,923,338
SK Hynix, Inc.	55,665	6,079,587
(Cost $46,765,091)		79,690,669
Mexico 0.9%
Fomento Economico Mexicano SAB de CV (ADR)	54,712	3,723,152
Gruma SAB de CV "B"	61,238	672,157
Grupo Financiero Inbursa SAB de CV "O"*	505,109	452,895
(Cost $6,389,693)		4,848,204
Russia 0.9%
LUKOIL PJSC (ADR)	29,111	2,079,399
Sberbank of Russia PJSC (ADR)	184,799	2,533,594
(Cost $4,653,519)		4,612,993
Singapore 1.0%
Sea Ltd. (ADR)* (Cost $4,599,682)	24,950	5,406,914
South Africa 2.3%
FirstRand Ltd.	915,114	2,877,289
Naspers Ltd. "N"	40,102	9,244,304
(Cost $12,093,613)		12,121,593

Taiwan 9.1%
ASE Technology Holdings Co., Ltd.	1,127,761	3,692,869
Catcher Technology Co., Ltd.	201,000	1,420,336
Formosa Plastics Corp.	1,047,000	3,244,320
Fubon Financial Holding Co., Ltd.	1,984,000	3,224,650
Largan Precision Co., Ltd.	13,000	1,365,368
MediaTek, Inc.	195,000	6,091,957
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	74,834	9,093,828
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	16,143,826
Vanguard International Semiconductor Corp.	947,000	3,778,666
(Cost $26,028,495)		48,055,820
Thailand 0.8%
Kasikornbank PCL (NVDR)	257,700	1,088,571
PTT PCL (NVDR)	1,292,300	1,621,405
Thai Oil PCL (NVDR)	926,800	1,684,919
(Cost $5,665,966)		4,394,895
Turkey 0.1%
KOC Holding AS	100,545	277,293
Turkiye Garanti Bankasi AS*	97,879	124,456
(Cost $716,326)		401,749
United Arab Emirates 0.1%
Emaar Malls PJSC* (Cost $589,330)	687,850	338,954
Total Equity Securities (Cost $293,048,517)		443,339,311

Exchange-Traded Funds 4.1%
Hong Kong
iShares FTSE A50 China ETF (a) (Cost $15,707,719)	8,185,800	21,774,875

Rights 0.0%
Brazil
Lojas Americanas SA, Expiration Date 4/2/2021* (Cost $0)	5,905	4,965

Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c) (Cost $18,336,080)	18,336,080	18,336,080

Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $34,923,144)	34,923,144	34,923,144

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $362,015,460)	98.4	518,378,375
Other Assets and Liabilities, Net	1.6	8,517,357
Net Assets	100.0	526,895,732
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c)
27,705,876	—	9,369,796 (d)	—	—	106,496	—	18,336,080	18,336,080
Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 0.05% (b)
11,890,966	50,163,024	27,130,846	—	—	3,287	—	34,923,144	34,923,144
39,596,842	50,163,024	36,500,642	—	—	109,783	—	53,259,224	53,259,224
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $17,419,931, which is 3.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
At January 31, 2021 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	116,362,803	26%
Information Technology	112,191,883	25%
Financials	81,912,247	19%
Communication Services	63,703,587	14%
Materials	41,943,034	10%
Consumer Staples	10,508,031	3%
Energy	10,505,561	2%
Real Estate	4,768,645	1%
Industrials	1,448,485	0%
Total	443,344,276	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$6,053,893	$—	$—	$6,053,893
Brazil	29,427,475	—	—	29,427,475
Chile	—	6,408,260	—	6,408,260
China	67,593,850	106,129,916	—	173,723,766
Colombia	1,513,170	—	—	1,513,170
Hong Kong	—	11,097,564	—	11,097,564
India	31,525,261	15,005,487	—	46,530,748
Indonesia	—	8,712,644	—	8,712,644
Korea	—	79,690,669	—	79,690,669
Mexico	4,848,204	—	—	4,848,204
Russia	4,612,993	—	—	4,612,993
Singapore	5,406,914	—	—	5,406,914
South Africa	—	12,121,593	—	12,121,593
Taiwan	9,093,828	38,961,992	—	48,055,820
Thailand	—	4,394,895	—	4,394,895
Turkey	—	401,749	—	401,749
United Arab Emirates	—	338,954	—	338,954
Exchange-Traded Funds	—	21,774,875	—	21,774,875
Rights	4,965	—	—	4,965
Short-Term Investments (a)	53,259,224	—	—	53,259,224
Total	$213,339,777	$305,038,598	$—	$518,378,375
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH1
R-080548-1 (1/23)